Short-Term and Long-Term Debts - Summary of Long-Term Debts (Parenthetical) (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Cost method equity investments transferred	¥ 241,534,200	$ 35,129,692	¥ 141,534,200
Long term debt	939,987,391	136,715,495	175,000,000
Wukuang Trust [Member]
Debt Instrument [Line Items]
Cost method equity investments transferred			141,534,200
Long term debt	125,000,000		125,000,000
Wukuang Trust [Member] | Due in July 2019 [Member]
Debt Instrument [Line Items]
Debt securities issued			¥ 70,000,000
Debt securities issued, interest rate			11.00%
Wukuang Trust [Member] | Due in September 2019 [Member]
Debt Instrument [Line Items]
Debt securities issued			¥ 55,000,000
Debt securities issued, interest rate			16.00%
Lease Financing [Member]
Debt Instrument [Line Items]
Long term debt	21,702,116	3,156,442
Factoring and Subleasing Debt Payables [Member]
Debt Instrument [Line Items]
Long term debt	¥ 128,068,458	$ 18,626,785